UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02608)

Exact name of registrant as specified in charter:	Putnam Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam Money Market Fund

The fund's portfolio
12/31/15 (Unaudited)

REPURCHASE AGREEMENTS (31.9%)(a)
			Principal amount	Value

Interest in $224,000,000 joint tri-party term repurchase agreement dated 12/31/15 with Citigroup Global Markets, Inc. due 1/7/16 - maturity value of $30,001,925 for an effective yield of 0.33% (collateralized by a U.S. Treasury bond with a coupon rate of 2.875% and a due date of 8/15/45, valued at $228,480,020)			$30,000,000	$30,000,000

Interest in $312,000,000 joint tri-party repurchase agreement dated 12/31/15 with Citigroup Global Markets, Inc. due 1/4/16 - maturity value of $94,590,573 for an effective yield of 0.34% (collateralized by a U.S. Treasury note and various mortgage backed securities with coupon rates ranging from 1.750% to 6.500% and due dates ranging from 8/15/23 to 10/15/45, valued at $318,240,063)			94,587,000	94,587,000

Interest in $95,000,000 tri-party repurchase agreement dated 12/31/15 with Goldman, Sachs & Co. due 1/4/16 - maturity value of $95,003,378 for an effective yield of 0.32% (collateralized by various mortgage backed securities with coupon rates ranging from 2.396% to 6.500% and due dates ranging from 5/1/18 to 7/1/45, valued at $96,900,000)			95,000,000	95,000,000

Interest in $302,971,000 joint tri-party repurchase agreement dated 12/31/15 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 1/4/16 - maturity value of $94,503,255 for an effective yield of 0.31% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 4.500% and due dates ranging from 10/1/25 to 9/1/44, valued at $309,030,420)			94,500,000	94,500,000

Interest in $94,500,000 tri-party repurchase agreement dated 12/31/15 with RBC Capital Markets, LLC due 1/4/16 - maturity value of $94,502,940 for an effective yield of 0.280% (collateralized by various mortgage backed securities with coupon rates ranging from zero% to 4.866% and due dates ranging from 9/1/33 to 12/1/45, valued at $96,392,999)			94,500,000	94,500,000

Total repurchase agreements (cost $408,587,000)				$408,587,000

COMMERCIAL PAPER (18.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

ABN AMRO Funding USA, LLC	0.280	1/5/16	$2,250,000	$2,249,930

American Honda Finance Corp.	0.240	2/4/16	6,000,000	5,998,640

American Honda Finance Corp.	0.200	2/10/16	2,475,000	2,474,450

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.382	4/27/16	15,000,000	14,997,091

Chevron Corp.	0.240	3/1/16	11,950,000	11,945,220

Coca-Cola Co. (The)	0.260	3/21/16	5,000,000	4,997,111

Commonwealth Bank of Australia 144A (Australia)	0.528	3/24/16	6,450,000	6,450,000

Commonwealth Bank of Australia 144A (Australia)	0.400	3/2/16	11,500,000	11,492,206

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY (Netherlands)	0.315	3/10/16	12,000,000	11,992,755

Credit Agricole Corporate and Investment Bank/New York (France)	0.410	1/22/16	6,375,000	6,373,475

DnB Bank ASA (Norway)	0.210	1/8/16	5,625,000	5,624,770

DnB Bank ASA 144A (Norway)	0.310	1/20/16	12,275,000	12,272,992

Export Development Canada (Canada)	0.310	1/21/16	10,000,000	9,998,278

Lloyds Bank PLC (United Kingdom)	0.300	2/1/16	7,500,000	7,498,063

Lloyds Bank PLC (United Kingdom)	0.280	1/4/16	12,500,000	12,499,708

National Australia Bank, Ltd. 144A, Ser. CPIB (Australia)	0.427	1/11/16	15,125,000	15,125,000

National Australia Bank, Ltd. 144A, Ser. CPIB (Australia)	0.411	3/4/16	3,750,000	3,750,000

Nationwide Building Society (United Kingdom)	0.400	2/16/16	12,000,000	11,993,867

Nordea Bank AB 144A (Sweden)	0.300	2/2/16	10,000,000	9,997,333

Prudential PLC (United Kingdom)	0.280	2/8/16	11,750,000	11,746,527

Simon Property Group LP	0.400	3/4/16	3,250,000	3,247,725

Simon Property Group LP	0.260	2/1/16	2,500,000	2,499,440

Simon Property Group LP	0.220	1/6/16	6,300,000	6,299,808

Skandinaviska Enskilda Banken AB (Sweden)	0.350	3/10/16	4,000,000	3,997,317

Skandinaviska Enskilda Banken AB (Sweden)	0.320	2/12/16	5,150,000	5,148,077

Standard Chartered Bank/New York	0.380	2/17/16	12,000,000	11,994,047

Toronto-Dominion Holdings USA, Inc. 144A (Canada)	0.300	1/20/16	5,000,000	4,999,208

Toyota Motor Credit Corp.	0.357	1/19/16	18,600,000	18,600,000

Westpac Banking Corp. 144A (Australia)	0.479	7/7/16	5,000,000	5,000,000

Total commercial paper (cost $241,263,038)				$241,263,038

ASSET-BACKED COMMERCIAL PAPER (14.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bedford Row Funding Corp.	0.501	5/12/16	$3,600,000	$3,593,400

Bedford Row Funding Corp.	0.300	2/23/16	14,000,000	13,993,817

Chariot Funding, LLC	0.501	5/3/16	16,250,000	16,222,240

Charta, LLC	0.601	3/23/16	12,675,000	12,657,678

CIESCO, LLC	0.561	3/15/16	12,600,000	12,585,496

Collateralized Commercial Paper Co., LLC	0.753	5/26/16	2,700,000	2,691,788

Collateralized Commercial Paper Co., LLC	0.591	5/17/16	9,550,000	9,550,000

Fairway Finance Co., LLC 144A (Canada)	0.487	5/12/16	7,750,000	7,750,000

Jupiter Securitization Co., LLC 144A	0.501	5/3/16	14,700,000	14,674,888

Liberty Street Funding, LLC (Canada)	0.320	1/19/16	1,000,000	999,840

MetLife Short Term Funding, LLC	0.300	1/12/16	5,000,000	4,999,542

MetLife Short Term Funding, LLC 144A	0.280	3/14/16	12,900,000	12,892,676

Old Line Funding, LLC 144A	0.301	1/25/16	18,750,000	18,750,000

Regency Markets No. 1, LLC	0.450	1/20/16	10,325,000	10,322,548

Thunder Bay Funding, LLC 144A	0.691	6/17/16	19,000,000	19,000,000

Victory Receivables Corp. (Japan)	0.500	2/16/16	6,675,000	6,670,735

Victory Receivables Corp. (Japan)	0.370	1/8/16	5,000,000	4,999,640

Victory Receivables Corp. (Japan)	0.300	1/21/16	7,400,000	7,398,767

Working Capital Management Co. (Japan)	0.420	1/12/16	7,150,000	7,149,082

Total asset-backed commercial paper (cost $186,902,137)				$186,902,137

CERTIFICATES OF DEPOSIT (12.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of America, NA FRN	0.457	5/9/16	$17,900,000	$17,900,000

Bank of Montreal/Chicago, IL FRN (Canada)	0.647	10/14/16	10,000,000	10,000,000

Bank of Nova Scotia/Houston FRN	0.816	3/22/16	5,000,000	5,001,298

Bank of Nova Scotia/Houston FRN	0.667	6/10/16	9,250,000	9,252,085

Canadian Imperial Bank of Commerce/New York, NY FRN	0.501	6/17/16	12,325,000	12,325,000

Citibank, NA	0.500	3/8/16	10,250,000	10,250,000

Citibank, NA	0.340	2/23/16	8,000,000	8,000,000

Credit Suisse AG/New York, NY FRN	0.561	1/4/16	6,000,000	6,000,055

HSBC Bank USA, NA/New York, NY FRN (United Kingdom)	0.608	4/5/16	8,800,000	8,800,000

Mizuho Bank, Ltd./NY	0.390	2/18/16	5,525,000	5,525,000

National Bank of Canada/New York, NY FRN	0.521	1/15/16	12,500,000	12,500,390

Nordea Bank Finland PLC/New York FRN	0.682	6/13/16	2,540,000	2,540,179

Nordea Bank Finland PLC/New York FRN	0.454	5/3/16	1,800,000	1,800,150

State Street Bank & Trust Co. FRN	0.602	5/20/16	11,500,000	11,500,000

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.562	1/28/16	17,625,000	17,625,000

Toronto-Dominion Bank/NY FRN (Canada)	0.572	5/19/16	12,000,000	12,000,000

Toronto-Dominion Bank/NY FRN (Canada)	0.532	2/25/16	1,000,000	999,940

Westpac Banking Corp./NY FRN (Australia)	0.437	4/13/16	4,200,000	4,199,313

Total certificates of deposit (cost $156,218,410)				$156,218,410

CORPORATE BONDS AND NOTES (6.0%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY sr. unsec. notes	0.900	2/12/16	$2,850,000	$2,851,295

Bank of New York Mellon Corp. (The) sr. unsec. FRN, Ser. MTN	0.666	3/4/16	7,700,000	7,702,118

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	0.912	3/15/16	2,300,000	2,301,574

Canadian Imperial Bank of Commerce/Canada sr. unsec. unsub. FRN (Canada)	0.835	7/18/16	6,575,000	6,583,287

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes (Ireland)	0.964	4/15/16	8,075,000	8,085,619

General Electric Capital Corp. company guaranty sr. unsec. FRN, Ser. MTN	0.918	1/8/16	4,000,000	4,000,451

General Electric Capital Corp. company guaranty sr. unsec. FRN, MTN, Ser. A	0.556	5/11/16	4,450,000	4,452,378

General Electric Capital Corp. company guaranty sr. unsec. unsub. FRN, MTN, Ser. A	0.518	1/8/16	1,300,000	1,300,046

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN, Ser. BKNT	0.440	4/22/16	1,800,000	1,800,173

Wells Fargo & Co. sr. unsec. unsub. FRN, Ser. MTN	0.847	7/20/16	9,950,000	9,968,601

Wells Fargo Bank, NA sr. unsec. FRN, Ser. BKNT	0.566	6/2/16	4,150,000	4,151,289

Wells Fargo Bank, NA sr. unsec. FRN, Ser. MTN(M)	0.632	7/15/19	11,000,000	11,000,000

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	0.950	1/12/16	12,700,000	12,701,667

Total corporate bonds and notes (cost $76,898,498)				$76,898,498

U.S. TREASURY OBLIGATIONS (5.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury FRN(M)	0.344	1/31/17	$12,500,000	$12,499,725

U.S. Treasury FRN	0.330	7/31/16	13,250,000	13,250,207

U.S. Treasury FRN	0.329	4/30/16	13,050,000	13,050,142

U.S. Treasury FRN	0.313	10/31/16	13,250,000	13,250,056

U.S. Treasury FRN	0.305	1/31/16	14,700,000	14,699,826

Total U.S. treasury obligations (cost $66,749,956)				$66,749,956

U.S. GOVERNMENT AGENCY OBLIGATIONS (4.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Home Loan Banks unsec. discount notes	0.481	3/29/16	$18,500,000	$18,478,293

Federal Home Loan Banks unsec. discount notes	0.461	3/4/16	12,000,000	11,990,340

Federal Home Loan Banks unsec. discount notes	0.400	2/3/16	11,500,000	11,495,783

Federal Home Loan Banks unsec. discount notes	0.320	1/29/16	3,400,000	3,399,154

Federal Home Loan Banks unsec. discount notes	0.320	1/27/16	3,900,000	3,899,099

Federal Home Loan Banks unsec. discount notes	0.290	3/21/16	2,400,000	2,398,453

Total U.S. government agency obligations (cost $51,661,122)				$51,661,122

MUTUAL FUNDS (3.0%)(a)
	Yield (%)		Shares	Value

Putnam Money Market Liquidity Fund(AFF)	0.270		37,987,287	$37,987,287

Total mutual funds (cost $37,987,287)				$37,987,287

MUNICIPAL BONDS AND NOTES (2.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Johns Hopkins University Commercial Paper, Ser. C	0.240	1/21/16	$10,000,000	$10,000,000

Texas A&M University Commercial Paper, Ser. B	0.240	1/21/16	10,000,000	10,000,000

University of Chicago Commercial Paper, Ser. A	0.400	2/4/16	12,000,000	11,995,469

Total municipal bonds and notes (cost $31,995,469)				$31,995,469

TIME DEPOSITS (2.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.200	1/4/16	$19,000,000	$19,000,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.250	1/4/16	6,375,000	6,375,000

Total time deposits (cost $25,375,000)				$25,375,000

TOTAL INVESTMENTS

Total investments (cost $1,283,637,917)(b)				$1,283,637,917

Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,281,256,668.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$37,987,287	$—	$—	$15,596	$37,987,287
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	This security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	75.5%
	Australia	5.8
	Canada	4.3
	United Kingdom	4.1
	Japan	3.4
	Cayman Islands	2.0
	Sweden	1.5
	Norway	1.4
	Netherlands	0.9
	Ireland	0.6
	France	0.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$186,902,137	$—
Certificates of deposit	—	156,218,410	—
Commercial paper	—	241,263,038	—
Corporate bonds and notes	—	76,898,498	—
Municipal bonds and notes	—	31,995,469	—
Mutual funds	37,987,287	—	—
Repurchase agreements	—	408,587,000	—
Time deposits	—	25,375,000	—
U.S. government agency obligations	—	51,661,122	—
U.S. treasury obligations	—	66,749,956	—

Totals by level	$37,987,287	$1,245,650,630	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc.	Goldman, Sachs & Co.	Merrill Lynch, Pierce, Fenner and Smith, Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$124,587,000	$95,000,000	$94,500,000	$94,500,000	$408,587,000

	Total Assets	$124,587,000	$95,000,000	$94,500,000	$94,500,000	$408,587,000

	Liabilities:

	Total Liabilities	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$124,587,000	$95,000,000	$94,500,000	$94,500,000	$408,587,000
	Total collateral received (pledged)##†	$124,587,000	$95,000,000	$94,500,000	$94,500,000
	Net amount	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016